CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Capital Stock [Member]	Contributed Surplus [Member]	Deficit [Member]	AOCL [Member]	Non-Controlling Interest [Member]
Balance at Feb. 29, 2012	$ 102,065,000	$ 172,264,000	$ 4,606,000	$ (65,448,000)	$ (9,658,000)	$ 301,000
Balance, shares at Feb. 29, 2012		35,586,206
Stock-based compensation	1,487,000		1,487,000
Exercise of stock options	49,000	108,000	(59,000)
Exercise of stock options, shares	24,047	24,047
Settlement of contingent consideration	1,758,000	1,758,000
Settlement of contingent consideration, shares		400,983
Issued in connection with business acquisition	5,180,000	5,180,000
Issued in connection with business acquisition, shares		2,000,978
Other	132,000	119,000	13,000
Other, shares		36,083
Other comprehensive loss	(54,000)				(27,000)	(27,000)
Net Loss	(55,007,000)			(54,749,000)		(258,000)
Balance at Feb. 28, 2013	55,610,000	179,429,000	6,047,000	(120,263,000)	(9,682,000)	16,000
Balance, shares at Feb. 28, 2013		38,048,297
Stock-based compensation	1,278,000		1,278,000
Exercise of stock options	387,000	595,000	(208,000)
Exercise of stock options, shares	313,914	313,914
Public offering	16,671,000	16,671,000
Public offering, shares		11,910,000
Exercise of warrants	1,830,000	1,830,000
Exercise of warrants, shares		7,700,009
Other	69,000	68,000	1,000
Other, shares		36,526
Other comprehensive loss	0
Net Loss	(34,339,000)			(34,242,000)		(97,000)
Balance at Feb. 28, 2014	$ 41,443,000	$ 198,593,000	$ 7,118,000	$ (154,505,000)	$ (9,682,000)	$ (81,000)
Balance, shares at Feb. 28, 2014		58,008,746